Shareholders' Equity - Weibo Share Based Plan (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 01, 2015	Mar. 28, 2014	Aug. 31, 2010	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-based compensation
Stock-based compensation expense				$ 91,387	$ 73,828	$ 56,139
Weibo
Stock-based compensation
Stock-based compensation expense				$ 48,037	36,902	26,399
Amortization period				4 years
Stock compensation expenses related to the grants				$ 48,000	$ 36,900	$ 26,400
Weibo | 2010 Weibo Incentive Plan
Stock-based compensation
Ordinary shares reserved for issuance (in shares)			35,000,000
Maximum number of ordinary shares available for issuance is reduced for every share issued pursuant to share option or share appreciation right (in shares)			1
Maximum number of ordinary shares available for issuance is reduced for every share issued as restricted shares or pursuant to restricted share units (in shares)			1.75
Shares granted (in shares)				0	0	0
Term of share incentive plan			10 years
Weibo | 2014 Plan
Stock-based compensation
Ordinary shares reserved for issuance (in shares)		4,647,872
Maximum number of ordinary shares available for issuance is reduced for every share issued as restricted shares or pursuant to restricted share units (in shares)	1	1
Term of share incentive plan		10 years
Number of shares from new added shares (in shares)		1,000,000
One-time percentage increase on January 1, 2015 for maximum aggregate number of shares which may be issued (as a percent)	10.00%
Costs of revenues
Stock-based compensation
Stock-based compensation expense				$ 9,257	$ 7,742	$ 5,272
Costs of revenues | Weibo
Stock-based compensation
Stock-based compensation expense				3,716	2,616	1,196
Sales and marketing
Stock-based compensation
Stock-based compensation expense				20,790	15,496	10,793
Sales and marketing | Weibo
Stock-based compensation
Stock-based compensation expense				8,264	5,357	3,209
Product development
Stock-based compensation
Stock-based compensation expense				29,163	20,793	14,234
Product development | Weibo
Stock-based compensation
Stock-based compensation expense				21,879	15,076	10,210
General and administrative
Stock-based compensation
Stock-based compensation expense				32,177	29,797	25,840
General and administrative | Weibo
Stock-based compensation
Stock-based compensation expense				$ 14,178	$ 13,853	$ 11,784